Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Accrued payroll and payroll taxes	$ 2,412	$ 2,401	$ 1,317
Deferred revenue	1,256	1,028	401
Warranty liability		51	47
Other accrued expense	356	825	130
Other current liabilities	$ 4,024	$ 4,254	$ 1,895